Stock-Based Compensation Plan (Schedule of Stock Option Activity) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of Options Outstanding
Shares under option at January 1, 2014	2,007,433
Granted	48,534
Exercised	(224,258)	(647,667)
Forfeited	(23,444)
Shares under option at June 30, 2014	1,808,265
Shares exercisable under option at June 30, 2014	1,015,343
Weighted Average Exercise Price
Shares under option at January 1, 2014	$ 29.66
Granted	$ 93.74
Exercised	$ 10.49
Forfeited	$ 48.16
Shares under option at June 30, 2014	$ 33.52
Shares exercisable under option at June 30, 2014	$ 17.12